Reversal of impairment of assets, net of impairment	12 Months Ended
Dec. 31, 2025
Disclosures of impairment of investments and assets [abstract]
Reversal of impairment of assets, net of impairment	Reversal of impairment of assets, net of impairment

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Property, plant and equipment	281.3	(3.5)	(156.4)
Cerro Corona cash-generating unit[1]	—	—	(156.2)
South Deep cash-generating unit - reversal of impairment[2]	285.1	—	—
Impairment of property, plant and equipment – other[3]	(3.8)	(3.5)	(0.2)

Reversal of impairment of assets, net of impairment	281.3	(3.5)	(156.4)
[1]For the year ended 31 December 2023, the Group recognised an impairment of US$156.2 million in respect of the Cerro Corona cash-generating unit ("CGU").
The recoverable amount was based on its fair value less cost of disposal (“FVLCOD”) calculated using a combination of the market (resource value) and the income approach (level 3 of the fair value hierarchy).  The impairment in 2023 was mainly due to the increased costs and capital expenditure as a result of a change in the life-of-mine plan to accommodate the unloading of the east wall and continued cost pressures, as well as the derecognition of the resource as a result of the life-of-mine sterilising the resource through the deposition of in-pit tailings from 2026 onwards. Refer accounting policies pages 53 to 54 for the assumptions used.
[2]For the year ended 31 December 2018, the Group recognised an impairment of US$409.8 million (R5,507.0 million) in respect of property, plant and equipment relating to the South Deep CGU. At 31 December 2025, the Group reversed an impairment of US$285.1 million (R4,721.9 million) in respect of property, plant and equipment relating to the South Deep CGU as a result of significantly higher gold prices and the stabilisation of the ramp-up at the South Deep mine during 2025. The impairment reversal was limited to what the carrying amounts of the CGU would have been at 31 December 2025 had the assets not been impaired. The recoverable amount was based on its FVLCOD calculated using a combination of the market (resource value) and the income approach (level 3 of the fair value hierarchy).  The recoverable amount is significantly higher than the carrying value and a reasonable possible change in the assumptions would not change the conclusion to reverse the impairment or the quantum of the reversal. The recoverable amount at 31 December 2025 was US$4,163.2 million (R68,941.8 million). Refer accounting policies pages 53 to 54 for the assumptions used based on the 2025 life-of-mine plan.
[3]The US$3.8 million in 2025 comprises US$3.8 million (2024: US$nil and 2023: US$nil) impairment of redundant assets at Salares Norte, US$nil (2024: US$3.5 million and 2023:
US$0.1 million) impairment of redundant assets at Cerro Corona and US$nil (2024: US$nil and 2023: US$0.1 million) impairment of redundant assets at Agnew.